Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2020
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$6	$23	$15	$44
States, municipalities and political subdivisions	—	3,358	64	3,422
Foreign government	—	34	—	34
Residential MBS	—	2,013	127	2,140
Commercial MBS	—	688	10	698
Collateralized loan obligations	—	3,443	48	3,491
Other asset-backed securities	—	4,107	1,069	5,176
Corporate and other	41	17,733	1,344	19,118
Total AFS fixed maturities	47	31,399	2,677	34,123
Trading fixed maturities	—	42	—	42
Equity securities	431	49	293	773
Equity index call options	—	825	—	825
Variable annuity assets (separate accounts) (*)	—	664	—	664
Other assets — derivatives	—	102	—	102
Total assets accounted for at fair value	$478	$33,081	$2,970	$36,529
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$3,933	$3,933
Other liabilities — derivatives	—	10	—	10
Total liabilities accounted for at fair value	$—	$10	$3,933	$3,943

December 31, 2019
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$6	$24	$15	$45
States, municipalities and political subdivisions	—	4,284	65	4,349
Foreign government	—	34	—	34
Residential MBS	—	1,971	128	2,099
Commercial MBS	—	806	29	835
Collateralized loan obligations	—	3,365	14	3,379
Other asset-backed securities	—	4,357	1,030	5,387
Corporate and other	16	20,220	1,535	21,771
Total AFS fixed maturities	22	35,061	2,816	37,899
Trading fixed maturities	—	54	—	54
Equity securities	492	41	276	809
Equity index call options	—	924	—	924
Variable annuity assets (separate accounts) (*)	—	628	—	628
Other assets — derivatives	—	50	—	50
Total assets accounted for at fair value	$514	$36,758	$3,092	$40,364
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$3,730	$3,730
Other liabilities — derivatives	—	10	—	10
Total liabilities accounted for at fair value	$—	$10	$3,730	$3,740
(*)    Variable annuity liabilities equal the fair value of variable annuity assets.

Unobservable inputs used by management in determining fair value of embedded derivatives	The following table presents information about the unobservable inputs used by management in determining fair value of these Level 3 liabilities. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for insurance subsidiary’s credit risk	0.2% – 2.2% over the risk-free rate
Risk margin for uncertainty in cash flows	0.99% reduction in the discount rate
Surrenders	4% – 23% of indexed account value
Partial surrenders	2% – 11% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.7% – 13.9% of indexed account value
Budgeted option costs	2.2% – 2.9% of indexed account value

Changes in balances of Level 3 financial assets
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2020, 2019 and 2018 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2019	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2020
AFS fixed maturities:
U.S. government agency	$15	$3	$(3)	$—	$—	$—	$—	$15
State and municipal	65	—	4	—	(3)	—	(2)	64
Residential MBS	128	(6)	(7)	—	(13)	49	(24)	127
Commercial MBS	29	—	—	—	(3)	1	(17)	10
Collateralized loan obligations	14	(5)	17	—	—	135	(113)	48
Other asset-backed securities	1,030	(10)	14	296	(282)	173	(152)	1,069
Corporate and other	1,535	2	34	227	(130)	128	(452)	1,344
Total AFS fixed maturities	2,816	(16)	59	523	(431)	486	(760)	2,677
Equity securities	276	(1)	—	35	(12)	9	(14)	293
Total Level 3 assets	$3,092	$(17)	$59	$558	$(443)	$495	$(774)	$2,970

Embedded derivatives (*)	$(3,730)	$(283)	$—	$(242)	$322	$—	$—	$(3,933)
Total Level 3 liabilities	$(3,730)	$(283)	$—	$(242)	$322	$—	$—	$(3,933)
(*)    Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects a favorable adjustment related to the unlocking of actuarial assumptions of $240 million in 2020.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2019
AFS fixed maturities:
U.S. government agency	$8	$—	$7	$—	$—	$—	$—	$15
State and municipal	59	—	6	—	(3)	10	(7)	65
Residential MBS	161	3	(3)	—	(18)	36	(51)	128
Commercial MBS	48	2	—	—	(13)	3	(11)	29
Collateralized loan obligations	85	(4)	4	—	—	14	(85)	14
Other asset-backed securities	543	—	5	727	(162)	23	(106)	1,030
Corporate and other	1,719	(1)	53	378	(250)	28	(392)	1,535
Total AFS fixed maturities	2,623	—	72	1,105	(446)	114	(652)	2,816
Equity securities	212	8	—	36	(2)	22	—	276
Total Level 3 assets	$2,835	$8	$72	$1,141	$(448)	$136	$(652)	$3,092

Embedded derivatives (*)	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)
Total Level 3 liabilities	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)
(*)    Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $181 million in 2019.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Collateralized loan obligations	142	(2)	(9)	24	(11)	2	(61)	85
Other asset-backed securities	398	—	(1)	292	(171)	69	(44)	543
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
(*)    Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $44 million in 2018.

Changes in balances of Level 3 financial liabilities
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2020, 2019 and 2018 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2019	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2020
AFS fixed maturities:
U.S. government agency	$15	$3	$(3)	$—	$—	$—	$—	$15
State and municipal	65	—	4	—	(3)	—	(2)	64
Residential MBS	128	(6)	(7)	—	(13)	49	(24)	127
Commercial MBS	29	—	—	—	(3)	1	(17)	10
Collateralized loan obligations	14	(5)	17	—	—	135	(113)	48
Other asset-backed securities	1,030	(10)	14	296	(282)	173	(152)	1,069
Corporate and other	1,535	2	34	227	(130)	128	(452)	1,344
Total AFS fixed maturities	2,816	(16)	59	523	(431)	486	(760)	2,677
Equity securities	276	(1)	—	35	(12)	9	(14)	293
Total Level 3 assets	$3,092	$(17)	$59	$558	$(443)	$495	$(774)	$2,970

Embedded derivatives (*)	$(3,730)	$(283)	$—	$(242)	$322	$—	$—	$(3,933)
Total Level 3 liabilities	$(3,730)	$(283)	$—	$(242)	$322	$—	$—	$(3,933)
(*)    Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects a favorable adjustment related to the unlocking of actuarial assumptions of $240 million in 2020.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2019
AFS fixed maturities:
U.S. government agency	$8	$—	$7	$—	$—	$—	$—	$15
State and municipal	59	—	6	—	(3)	10	(7)	65
Residential MBS	161	3	(3)	—	(18)	36	(51)	128
Commercial MBS	48	2	—	—	(13)	3	(11)	29
Collateralized loan obligations	85	(4)	4	—	—	14	(85)	14
Other asset-backed securities	543	—	5	727	(162)	23	(106)	1,030
Corporate and other	1,719	(1)	53	378	(250)	28	(392)	1,535
Total AFS fixed maturities	2,623	—	72	1,105	(446)	114	(652)	2,816
Equity securities	212	8	—	36	(2)	22	—	276
Total Level 3 assets	$2,835	$8	$72	$1,141	$(448)	$136	$(652)	$3,092

Embedded derivatives (*)	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)
Total Level 3 liabilities	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)
(*)    Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $181 million in 2019.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Collateralized loan obligations	142	(2)	(9)	24	(11)	2	(61)	85
Other asset-backed securities	398	—	(1)	292	(171)	69	(44)	543
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
(*)    Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $44 million in 2018.

Fair value of financial instruments	The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
December 31, 2020
Financial assets:
Cash and cash equivalents	$1,151	$1,151	$1,151	$—	$—
Mortgage loans	1,251	1,271	—	—	1,271
Policy loans	151	151	—	—	151
Total financial assets not accounted for at fair value	$2,553	$2,573	$1,151	$—	$1,422
Financial liabilities:
Annuity benefits accumulated (*)	$41,460	$43,081	$—	$—	$43,081
Total financial liabilities not accounted for at fair value	$41,460	$43,081	$—	$—	$43,081

December 31, 2019
Financial assets:
Cash and cash equivalents	$734	$734	$734	$—	$—
Mortgage loans	1,072	1,081	—	—	1,081
Policy loans	164	164	—	—	164
Total financial assets not accounted for at fair value	$1,970	$1,979	$734	$—	$1,245
Financial liabilities:
Annuity benefits accumulated (*)	$40,160	$40,182	$—	$—	$40,182
Total financial liabilities not accounted for at fair value	$40,160	$40,182	$—	$—	$40,182
(*)    Excludes $1.11 billion and $247 million of life contingent annuities in the payout phase at December 31, 2020 and 2019, respectively.